Investments - Net Realized and Unrealized Investment (Losses) Gains (Details) - Trading securities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Net realized investment gains (losses) on trading securities	$ 103,871	$ 171,124	$ 200,793
Change in net unrealized investment gains (losses)	(77,605)	(468,603)	171,003
Net realized and unrealized investment gains (losses)	26,266	(297,479)	371,796
Fixed maturities and short term investments
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Net realized investment gains (losses) on trading securities	96,994	66,296	120,734
Change in net unrealized investment gains (losses)	(90,334)	(276,776)	228,781
Equities
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Net realized investment gains (losses) on trading securities	157	137,609	98,733
Change in net unrealized investment gains (losses)	(14,850)	(187,561)	2,605
Other invested assets
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Net realized investment gains (losses) on trading securities	5,365	(33,317)	(20,686)
Change in net unrealized investment gains (losses)	25,488	844	(58,180)
Funds Held - Directly Managed
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Net realized investment gains (losses) on trading securities	1,355	536	2,012
Change in net unrealized investment gains (losses)	(676)	(6,163)	1,421
Other realized and unrealized investments gains (losses)
Schedule of Net Realized and Unrealized Investment (Losses) Gains
Change in net unrealized investment gains (losses)	$ 2,767	$ 1,053	$ (3,624)